Shareholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Schedule of Common Stock Issuance

The Company’s common stock issuances for the nine months ended September 30, 2016 are as follows:

Common Stock
Balance, December 31, 2015	2,318,139
Conversion of preferred stock to common stock and payment of preferred dividend paid with common stock	10,934
Issuance of common stock for professional services	43,860
March 2016 equity offering	245,226
Share-based compensation	22,539
Issuance of common stock under Associate Stock Purchase Plan	12,109
Warrant exercises	328,710
Balance, September 30, 2016	2,981,517

Summary of Warrant Activity

The Company’s warrant activity for the nine months ended September 30, 2016 consisted of the following:

	Number of		Weighted
	Shares Issuable	Weighted Avg.	Remaining
	Under Warrants	Exercise Price	Life (Years)
Balance, December 31, 2015	1,723,674	$10.95	3.98
Issued	319,392	5.44
Exercised	(133,148)	4.94
Balance, March 31, 2016	1,909,918	10.35	3.88
Issued	613,380	5.52
Exercised	(63,345)	4.94
Balance, June 30, 2016	2,459,953	9.30	3.94
Issued	613,135	5.44
Exercised	(136,199)	4.94
Balance, September 30, 2016	2,936,889	$8.70	3.92

The following is a summary of warrant activity for 2015 and 2014:

	Number of		Weighted
	Shares Issuable	Weighted Avg.	Remaining
	Under Warrants	Exercise Price	Life (Years)
Balance, December 31, 2013	27,217	$50.25
Issued	566,363	30.73
Balance, December 31, 2014	593,580	30.88	4.57
Issued	1,320,009	5.93
Exercised	(189,915)	6.59
Balance, December 31, 2015	1,723,674	$10.98	3.98

Schedule of Warrant and Conversion Feature Liabilities

As of September 30, 2016 and December 31, 2015, the Company’s warrant and conversion feature liabilities consisted of the following:

	Shares	Current Exercise	Balance as of
Counterparty	Issuable	Price	September 30, 2016	December 31, 2015
			(In thousands)
Former senior lender	175,911	$3.90	$691	$537
Mr. Davis	-	-	-	45
Series A, B and C preferred shareholders	597,790	4.94	2,632	2,175
Lincoln Park	115,400	4.94	516	43
Lender of October 2016 notes payable	10,000	4.94	45	-
June 9, 2016 Investors	200,000	4.94	894	-
Convertible noteholders (1)	754,957	Various	903	-
Messrs. Hanson and Davis	33,334	4.94	149	-
Warrant and conversion feature liability, total			5,830	2,800
Less: current portion of warrant and conversion feature liability			(324)	-
WARRANT LIABILITY			$5,506	$2,800

(1)	Shares issuable includes warrants to purchase 170,698 shares of commom stock at $5.55 per share, 186,914 shares of common stock at the lower of $5.55 per share and 80% of the per share offering price in the Company’s next underwritten public offering and 397,345 shares issuable upon conversion of the principal amount of the underlying notes at the conversion price of $5.55 per share. The terms of the convertible note agreements specify that the Company will issue shares of common stock at the lower of $5.55 per share or 80% of the price paid per share in an underwritten public offering.

Summary of Assumptions used to Determine Fair Value of Warrants

The fair value of the warrants issued was determined using the Black-Scholes option pricing model and the following assumptions for the periods presented:

	Three Months Ended		Nine Months Ended
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Stock price	$5.75 to $8.85	N/A	$4.05 to $11.25	$6.57 to $16.80
Exercise price	$4.94 to $6.90	N/A	$4.94 to $6.90	$6.60 to $17.25
Expected term	2.5 years	N/A	2.5 years	2.5 years
Expected dividend	0%	N/A	0%	0%
Volatility	86% to 94%	N/A	65% to 94%	27%
Risk-free interest rate	0.69% to 0.92%	N/A	0.69% to 1.31%	0.85% to 1.37%

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions for the years ended December 31, 2015 and 2014:

Year Ended
	December 31, 2015	December 31, 2014
Expected term	1 to 5 Years	1.5 to 2.5 Years
Expected dividend	0%	0%
Volatility	27% to 96%	26% to 29%
Risk-free interest rate	0.25% to 1.37%	0.22% to 1.1%